Income Taxes (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Corporate tax, description	The Company has considered the accounting impact of the effects of the Act during the year ended December 31, 2018 including a reduction in the corporate tax rate from 34% to 21% among other changes.
Income tax rate			(8.43%)	(67.53%)
NOLs expiration			Dec. 31, 2034
United States [Member]
Income Taxes (Details) [Line Items]
Net taxable operating loss carry forwards (in Dollars)		$ 97,672	$ 948,348
United States [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Income tax rate					34.00%
United States [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Income tax rate					21.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profit tax rate		16.50%	16.50%
Singpore [Member]
Income Taxes (Details) [Line Items]
Profit tax rate		17.00%	17.00%
China PRC [Member]
Income Taxes (Details) [Line Items]
Income tax rate		25.00%	25.00%